Summary of Significant Accounting Policies (Details) - Schedule of other receivables in prepaid expenses and other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Receivables In Prepaid Expenses And Other Current Assets Abstract
Balance as of January 1	$ 11,327	$ 13,992
Provisions for doubtful accounts	133
Reversal of provision for doubtful accounts		(1,926)
Write offs		(764)
Changes due to foreign exchange	(77)	25
Balance as of December 31	$ 11,383	$ 11,327